Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 8,787	$ 10,625
Accounts receivables - trade	28	24
Other current assets	365	404
Inventory	389	81
Current assets	9,569	11,134
NON-CURRENT ASSETS:
Property and equipment, net	83	90
Intangible assets, net	12	15
Non-current Assets	95	105
TOTAL ASSETS	9,664	11,239
CURRENT LIABILITIES:
Accounts payables - trade	147	190
Customer advance payment	814	231
Other current liabilities	663	941
Current Liabilities	1,624	1,362
NON-CURRENT LIABILITIES:
Customer advance payment		118
Warrants at fair value	1,594	1,601
Retirement benefit obligation, net	5	79
Non-current liabilities	1,599	1,798
TOTAL LIABILITIES	3,223	3,160
SHAREHOLDERS' EQUITY:
Ordinary share capital	20,924	20,924
Share premium	49,121	48,942
Other capital reserves	679	692
Accumulated deficit	(64,283)	(62,479)
TOTAL SHAREHOLDERS' EQUITY	6,441	8,079
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 9,664	$ 11,239